Label	Element	Value
Roundhill Ether Covered Call Strategy ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
Roundhill Ether Covered Call Strategy ETF | iShares Ethereum Trust ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.40%
Roundhill Ether Covered Call Strategy ETF | Proshares Ether ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(0.20%)
Roundhill Ether Covered Call Strategy ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	99.10%	[1]
Roundhill Ether Covered Call Strategy ETF | Finance and Insurance [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.20%
Roundhill Ether Covered Call Strategy ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	99.80%

[1]
*	Held for cash and collateral management purposes.